Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities Table
Schedule of marketable securities
	December 31,
	2018	2017
Balance, begin of period	$787	$955
Investment in marketable securities	289	175
Disposition of marketable securities at fair value	(154)	(104)
Change in fair value of marketable securities	(140)	(293)
Foreign currency translation adjustment	(63)	54
Balance, end of period	$719	$787